BETH LOWSON
                                                                         Counsel
                                                                  (212) 314-3939
EQUITABLE LOGO                                               Fax: (212) 707-7927

                                                                  LAW DEPARTMENT

                                        May 5, 2000

Securities and Exchange Commission
405 Fifth Street, N.W.
Washington, D.C. 20549

     Re: The Equitable Life Assurance Society of the United States Separate Account I
          Form S-6 Registration Statement
          File No. 333-17633
          CIK No. 0000312576


                           CERTIFICATION PURSUANT TO
                               RULE 497(j) OF THE
                             SECURITIES ACT OF 1933

Ladies and Gentlemen:

     This certification applies to the following document:

     The Supplement dated May 1, 2000, consisting of 70 pages.

     Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, Registrant hereby certifies that:

     (1) The form of supplement that would have been filed under paragraph (b) of Rule 497 would not have differed from that contained in the most recent amendment to the Registration Statement filed with the Securities and Exchange Commission; and

     (2) The text of the most recent amendment has been filed with the Securities and Exchange Commission electronically.

                                        Very truly yours,



                                   By:  /s/ Beth Lowson
                                        ----------------
                                        Beth Lowson




           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104